Related Parties Transactions and Balances - Schedule of Related Parties (Details)	6 Months Ended
Jun. 30, 2026
Mr. Jianfei Zhang [Member]
Schedule of Related Parties [Line Items]
Relationship with the Company	Controlling shareholder and CEO of the Company	[1]
Mr. Pengfei Zhang [Member]
Schedule of Related Parties [Line Items]
Relationship with the Company	Director of the Company	[2]

[1]	The Company maintains related-party advances with Mr. Jianfei Zhang, our CEO. Amounts due from Mr. Zhang represent funds advanced to him as petty cash for business-related expenses including business trips and other costs supporting business expansion. Amounts due to Mr. Zhang represent borrowings received from Mr. Zhang. All such related-party advances are non-interest bearing and have no fixed repayment terms.
[2]	Mr. Pengfei Zhang, a director of the Company, provided an unsecured personal guarantee to Beijing Rural Commercial Bank for the above-mentioned bank loan of the Company. The guarantee was maintained following the amendment of the loan agreement extending the maturity date to March 16, 2027. No consideration was received by Mr. Pengfei Zhang for providing such guarantee.